Investment Portfolio	as of September 30, 2019 (Unaudited)

DWS High Income VIP

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 93.8%
Communication Services 24.3%
Altice France SA:
144A, 5.5%, 1/15/2028		200,000	202,520
144A, 7.375%, 5/1/2026		910,000	975,711
144A, 8.125%, 2/1/2027		200,000	220,750
Altice Luxembourg SA:
144A, 7.75%, 5/15/2022		200,000	204,250
144A, 10.5%, 5/15/2027		200,000	225,400
AMC Networks, Inc., 4.75%, 8/1/2025		220,000	226,875
CCO Holdings LLC:
144A, 5.0%, 2/1/2028		150,000	155,063
144A, 5.125%, 5/1/2027		125,000	130,469
144A, 5.375%, 6/1/2029		130,000	138,450
144A, 5.5%, 5/1/2026		210,000	219,954
144A, 5.75%, 2/15/2026		530,000	560,210
144A, 5.875%, 4/1/2024		170,000	177,388
144A, 5.875%, 5/1/2027		200,000	211,500
CenturyLink, Inc.:
5.625%, 4/1/2025		225,000	233,437
Series W, 6.75%, 12/1/2023		45,000	49,275
Clear Channel Worldwide Holdings, Inc.:
144A, 5.125%, 8/15/2027		320,000	333,392
144A, 9.25%, 2/15/2024		217,000	238,409
CommScope, Inc.:
144A, 5.5%, 3/1/2024		230,000	236,612
144A, 8.25%, 3/1/2027 (b)		130,000	126,547
CSC Holdings LLC:
144A, 5.5%, 4/15/2027		345,000	364,800
144A, 5.75%, 1/15/2030		200,000	209,024
144A, 6.5%, 2/1/2029		200,000	222,295
144A, 7.5%, 4/1/2028		200,000	225,230
144A, 10.875%, 10/15/2025		230,000	260,463
Diamond Sports Group LLC:
144A, 5.375%, 8/15/2026		279,000	289,462
144A, 6.625%, 8/15/2027		50,000	51,875
DISH DBS Corp.:
5.875%, 7/15/2022		140,000	145,600
5.875%, 11/15/2024		231,000	228,979
7.75%, 7/1/2026 (b)		130,000	132,275
Entercom Media Corp.:
144A, 6.5%, 5/1/2027		26,000	27,170
144A, 7.25%, 11/1/2024		80,000	82,800
Frontier Communications Corp., 144A, 8.0%, 4/1/2027		240,000	253,440
GrubHub Holdings, Inc., 144A, 5.5%, 7/1/2027		65,000	66,320
Intelsat Connect Finance SA, 144A, 9.5%, 2/15/2023		90,000	83,222
Intelsat Jackson Holdings SA:
144A, 8.5%, 10/15/2024		200,000	201,438
144A, 9.75%, 7/15/2025		380,000	396,910
Lamar Media Corp., 5.75%, 2/1/2026		140,000	148,015
Level 3 Financing, Inc.:
144A, 4.625%, 9/15/2027		339,000	342,068
5.25%, 3/15/2026		110,000	114,384
5.375%, 5/1/2025		100,000	103,579
Netflix, Inc.:
4.375%, 11/15/2026		330,000	334,306
144A, 4.625%, 5/15/2029	EUR	130,000	157,517
REG S, 4.625%, 5/15/2029	EUR	100,000	121,167
4.875%, 4/15/2028		210,000	213,664
5.875%, 2/15/2025		60,000	65,888
5.875%, 11/15/2028		71,000	77,127
Nexstar Escrow, Inc., 144A, 5.625%, 7/15/2027		55,000	57,613
Sirius XM Radio, Inc.:
144A, 3.875%, 8/1/2022		300,000	304,594
144A, 4.625%, 5/15/2023		111,000	113,081
144A, 4.625%, 7/15/2024		115,000	119,235
144A, 5.375%, 7/15/2026		100,000	104,986
Sprint Capital Corp.:
6.875%, 11/15/2028		365,000	397,923
8.75%, 3/15/2032		115,000	141,847
Sprint Corp.:
7.125%, 6/15/2024		335,000	361,063
7.625%, 3/1/2026		135,000	149,006
T-Mobile U.S.A., Inc.:
4.75%, 2/1/2028		215,000	224,997
6.5%, 1/15/2026		85,000	91,391
T-Mobile USA, Inc., 5.125%, 4/15/2025		75,000	77,625
Telecom Italia Capital SA, 6.375%, 11/15/2033		155,000	170,500
Telecom Italia SpA, 144A, 5.303%, 5/30/2024		200,000	215,690
Telefonica Europe BV, REG S, 7.625%, Perpetual (c)	EUR	100,000	123,982
Telesat Canada:
144A, 6.5%, 10/15/2027		105,000	105,000
144A, 8.875%, 11/15/2024		130,000	139,295
ViaSat, Inc.:
144A, 5.625%, 9/15/2025		55,000	55,413
144A, 5.625%, 4/15/2027		120,000	126,000
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026		200,000	204,974
144A, 5.5%, 8/15/2026		215,000	225,546
144A, 5.5%, 5/15/2029		345,000	360,094
			13,655,085
Consumer Discretionary 11.6%
Ally Financial, Inc., 5.75%, 11/20/2025		245,000	274,405
American Axle & Manufacturing, Inc.:
6.25%, 4/1/2025		225,000	218,531
6.25%, 3/15/2026		145,000	138,475
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		219,000	226,665
Ashtead Capital, Inc., 144A, 5.25%, 8/1/2026		240,000	254,700
Beacon Roofing Supply, Inc., 144A, 4.5%, 11/15/2026 (d)		30,000	30,300
Boyd Gaming Corp.:
6.0%, 8/15/2026		160,000	168,785
6.875%, 5/15/2023		100,000	103,750
Cumberland Farms, Inc., 144A, 6.75%, 5/1/2025		48,000	51,408
Dana Financing Luxembourg Sarl:
144A, 5.75%, 4/15/2025		155,000	158,232
144A, 6.5%, 6/1/2026		160,000	168,800
Dana, Inc., 5.5%, 12/15/2024		65,000	66,138
Eldorado Resorts, Inc., 6.0%, 9/15/2026		173,000	189,435
Fiat Chrysler Automobiles NV, 5.25%, 4/15/2023		445,000	475,171
HD Supply, Inc., 144A, 5.375%, 10/15/2026		190,000	201,162
Hilton Domestic Operating Co., Inc.:
144A, 4.875%, 1/15/2030		139,000	146,763
5.125%, 5/1/2026		260,000	273,000
IAA, Inc., 144A, 5.5%, 6/15/2027		75,000	79,125
Lennar Corp.:
4.75%, 11/29/2027		120,000	128,700
5.0%, 6/15/2027		50,000	53,500
Mattel, Inc., 144A, 6.75%, 12/31/2025		325,000	339,118
Meritor, Inc., 6.25%, 2/15/2024		75,000	77,156
MGM Resorts International:
5.5%, 4/15/2027		100,000	109,585
5.75%, 6/15/2025		190,000	209,294
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021		93,000	94,590
Panther BF Aggregator 2 LP:
144A, 4.375%, 5/15/2026	EUR	100,000	111,039
REG S, 4.375%, 5/15/2026	EUR	100,000	111,039
144A, 6.25%, 5/15/2026		55,000	57,888
Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027		80,000	82,400
PetSmart, Inc., 144A, 7.125%, 3/15/2023		215,000	202,100
PulteGroup, Inc.:
5.5%, 3/1/2026		40,000	43,700
6.375%, 5/15/2033		100,000	110,660
Sonic Automotive, Inc., 6.125%, 3/15/2027		55,000	55,894
Staples, Inc.:
144A, 7.5%, 4/15/2026		150,000	154,545
144A, 10.75%, 4/15/2027		160,000	164,400
Stars Group Holdings BV, 144A, 7.0%, 7/15/2026		105,000	111,825
Suburban Propane Partners LP, 5.75%, 3/1/2025		105,000	107,012
Taylor Morrison Communities, Inc., 144A, 5.75%, 1/15/2028		170,000	184,450
Toll Brothers Finance Corp., 4.35%, 2/15/2028		67,000	69,177
TRI Pointe Group, Inc., 5.25%, 6/1/2027		55,000	55,138
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027		205,000	217,218
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023		75,000	76,687
Wynn Las Vegas LLC, 144A, 5.5%, 3/1/2025		285,000	300,048
Wynn Resorts Finance LLC, 144A, 5.125%, 10/1/2029		5,000	5,240
Yum! Brands, Inc., 144A, 4.75%, 1/15/2030		35,000	36,143
			6,493,391
Consumer Staples 3.4%
Albertsons Companies, Inc., 144A, 5.875%, 2/15/2028		60,000	63,507
Cott Holdings, Inc., 144A, 5.5%, 4/1/2025		325,000	337,197
Darling Ingredients, Inc., 144A, 5.25%, 4/15/2027		30,000	31,500
JBS U.S.A. LUX SA:
144A, 5.5%, 1/15/2030		60,000	63,599
144A, 5.75%, 6/15/2025		210,000	218,782
144A, 6.5%, 4/15/2029		132,000	146,517
144A, 6.75%, 2/15/2028		235,000	260,263
Pilgrim's Pride Corp.:
144A, 5.75%, 3/15/2025		50,000	51,750
144A, 5.875%, 9/30/2027		150,000	161,100
Post Holdings, Inc.:
144A, 5.0%, 8/15/2026		130,000	134,823
144A, 5.5%, 3/1/2025		250,000	261,875
144A, 5.5%, 12/15/2029		110,000	114,675
Spectrum Brands, Inc., 144A, 5.0%, 10/1/2029		30,000	30,525
			1,876,113
Energy 14.4%
Antero Midstream Partners LP:
5.375%, 9/15/2024		125,000	112,463
144A, 5.75%, 3/1/2027		155,000	129,231
144A, 5.75%, 1/15/2028		90,000	74,700
Antero Resources Corp., 5.125%, 12/1/2022		100,000	87,875
Archrock Partners LP, 144A, 6.875%, 4/1/2027		110,000	116,733
Carrizo Oil & Gas, Inc., 8.25%, 7/15/2025		100,000	97,960
Cheniere Corpus Christi Holdings LLC:
5.125%, 6/30/2027		230,000	251,706
5.875%, 3/31/2025		165,000	183,584
7.0%, 6/30/2024		110,000	126,423
Cheniere Energy Partners LP:
144A, 4.5%, 10/1/2029		217,000	222,154
5.625%, 10/1/2026		80,000	84,892
Chesapeake Energy Corp., 8.0%, 6/15/2027 (b)		165,000	112,233
Crestwood Midstream Partners LP:
144A, 5.625%, 5/1/2027		150,000	153,141
6.25%, 4/1/2023		245,000	251,431
DCP Midstream Operating LP, 5.375%, 7/15/2025		387,000	412,155
Endeavor Energy Resources LP:
144A, 5.5%, 1/30/2026		35,000	36,400
144A, 5.75%, 1/30/2028		35,000	37,188
EnLink Midstream Partners LP, 4.4%, 4/1/2024		280,000	269,654
Genesis Energy LP:
6.25%, 5/15/2026		115,000	110,975
6.5%, 10/1/2025		85,000	82,875
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		105,000	98,175
144A, 5.75%, 10/1/2025		145,000	134,850
144A, 6.25%, 11/1/2028		105,000	97,650
Holly Energy Partners LP, 144A, 6.0%, 8/1/2024		225,000	234,844
Jagged Peak Energy LLC, 5.875%, 5/1/2026		174,000	174,435
Matador Resources Co., 5.875%, 9/15/2026		134,000	134,255
MEG Energy Corp., 144A, 6.5%, 1/15/2025		234,000	238,680
Murphy Oil U.S.A., Inc.:
4.75%, 9/15/2029		115,000	117,587
5.625%, 5/1/2027		65,000	68,575
Nabors Industries, Inc., 5.75%, 2/1/2025		80,000	59,200
NuStar Logistics LP:
5.625%, 4/28/2027		236,000	249,275
6.0%, 6/1/2026		160,000	173,168
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		323,000	301,197
6.875%, 1/15/2023		60,000	54,900
Parkland Fuel Corp., 144A, 5.875%, 7/15/2027		170,000	178,383
Parsley Energy LLC:
144A, 5.25%, 8/15/2025		55,000	55,809
144A, 5.375%, 1/15/2025		185,000	187,312
144A, 5.625%, 10/15/2027		175,000	180,687
Peabody Energy Corp., 144A, 6.0%, 3/31/2022		295,000	296,475
Precision Drilling Corp., 144A, 7.125%, 1/15/2026		110,000	101,475
Range Resources Corp., 5.0%, 8/15/2022		185,000	173,437
Shelf Drilling Holdings Ltd., 144A, 8.25%, 2/15/2025		180,000	153,000
Southwestern Energy Co.:
6.2%, 1/23/2025		60,000	52,799
7.75%, 10/1/2027		30,000	26,156
Sunoco LP:
5.5%, 2/15/2026		130,000	135,677
5.875%, 3/15/2028		35,000	37,144
6.0%, 4/15/2027		52,000	55,379
Targa Resources Partners LP:
5.0%, 1/15/2028		235,000	237,655
5.375%, 2/1/2027		260,000	268,775
Transocean Poseidon Ltd., 144A, 6.875%, 2/1/2027		95,000	98,800
USA Compression Partners LP, 6.875%, 4/1/2026		142,000	147,325
Whiting Petroleum Corp.:
5.75%, 3/15/2021		160,000	152,805
6.625%, 1/15/2026 (b)		75,000	50,625
WPX Energy, Inc.:
5.25%, 9/15/2024		145,000	147,538
5.25%, 10/15/2027		105,000	105,525
8.25%, 8/1/2023		105,000	118,125
			8,051,470
Financials 1.3%
Intesa Sanpaolo SpA, 144A, 5.71%, 1/15/2026		200,000	212,484
Lions Gate Capital Holdings LLC, 144A, 6.375%, 2/1/2024		80,000	84,590
Navient Corp.:
5.5%, 1/25/2023		135,000	139,388
6.5%, 6/15/2022		100,000	106,500
6.75%, 6/25/2025		80,000	82,500
Springleaf Finance Corp., 6.625%, 1/15/2028		35,000	37,636
Tempo Acquisition LLC, 144A, 6.75%, 6/1/2025		75,000	77,250
			740,348
Health Care 8.0%
Avantor, Inc.:
144A, 6.0%, 10/1/2024		130,000	139,299
144A, 9.0%, 10/1/2025		125,000	140,000
Bausch Health Americas, Inc.:
144A, 8.5%, 1/31/2027		385,000	432,085
144A, 9.25%, 4/1/2026		85,000	96,580
Bausch Health Companies, Inc.:
144A, 5.75%, 8/15/2027		115,000	124,295
144A, 5.875%, 5/15/2023		66,000	66,825
144A, 6.125%, 4/15/2025		150,000	155,437
144A, 6.5%, 3/15/2022		105,000	108,544
144A, 7.0%, 3/15/2024		255,000	267,995
144A, 7.0%, 1/15/2028		40,000	43,084
144A, 7.25%, 5/30/2029		20,000	21,846
Catalent Pharma Solutions, Inc., 144A, 5.0%, 7/15/2027		125,000	129,687
Centene Corp., 144A, 5.375%, 6/1/2026		95,000	99,394
Charles River Laboratories International, Inc., 144A, 5.5%, 4/1/2026		20,000	21,275
DaVita, Inc.:
5.0%, 5/1/2025		110,000	109,568
5.125%, 7/15/2024		110,000	111,788
Encompass Health Corp.:
4.5%, 2/1/2028		45,000	45,495
4.75%, 2/1/2030		37,000	37,385
HCA, Inc.:
5.375%, 9/1/2026		170,000	186,779
5.625%, 9/1/2028		270,000	300,861
5.875%, 2/15/2026		190,000	212,382
Hill-Rom Holdings, Inc., 144A, 4.375%, 9/15/2027		85,000	86,900
Select Medical Corp., 144A, 6.25%, 8/15/2026		160,000	167,200
Tenet Healthcare Corp.:
144A, 4.875%, 1/1/2026		190,000	194,987
5.125%, 5/1/2025		415,000	420,727
144A, 5.125%, 11/1/2027		220,000	227,337
144A, 6.25%, 2/1/2027		120,000	124,986
6.75%, 6/15/2023		170,000	178,531
Teva Pharmaceutical Finance Netherlands III BV, 2.2%, 7/21/2021		120,000	109,800
WellCare Health Plans, Inc., 144A, 5.375%, 8/15/2026		130,000	138,749
			4,499,821
Industrials 8.1%
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		179,000	181,909
144A, 6.0%, 10/15/2022		143,000	142,821
144A, 7.875%, 4/15/2027		164,000	163,319
Builders Firstsource, Inc., 144A, 6.75%, 6/1/2027		15,000	16,163
BWX Technologies, Inc., 144A, 5.375%, 7/15/2026		30,000	31,537
Clean Harbors, Inc.:
144A, 4.875%, 7/15/2027		65,000	67,844
144A, 5.125%, 7/15/2029		30,000	31,800
Colfax Corp.:
144A, 6.0%, 2/15/2024		25,000	26,459
144A, 6.375%, 2/15/2026		95,000	102,214
Covanta Holding Corp.:
5.875%, 3/1/2024		160,000	164,800
5.875%, 7/1/2025		205,000	213,712
DAE Funding LLC:
144A, 4.5%, 8/1/2022		8,000	8,120
144A, 5.0%, 8/1/2024		25,000	26,063
144A, 5.75%, 11/15/2023		115,000	120,848
Energizer Holdings, Inc.:
144A, 5.5%, 6/15/2025		115,000	119,063
144A, 6.375%, 7/15/2026		120,000	128,537
144A, 7.75%, 1/15/2027		105,000	116,991
Graphic Packaging International LLC, 144A, 4.75%, 7/15/2027		30,000	31,500
Itron, Inc., 144A, 5.0%, 1/15/2026		140,000	144,242
Masonite International Corp., 144A, 5.375%, 2/1/2028		74,000	77,145
Moog, Inc., 144A, 5.25%, 12/1/2022		120,000	121,950
Prime Security Services Borrower LLC:
144A, 5.75%, 4/15/2026		135,000	140,575
144A, 9.25%, 5/15/2023		2,000	2,103
Sensata Technologies, Inc., 144A, 4.375%, 2/15/2030		30,000	29,962
Summit Materials LLC, 6.125%, 7/15/2023		200,000	203,500
Tennant Co., 5.625%, 5/1/2025		30,000	31,200
TransDigm, Inc., 144A, 6.25%, 3/15/2026		315,000	338,231
Triumph Group, Inc., 144A, 6.25%, 9/15/2024		64,000	66,573
United Rentals North America, Inc.:
4.625%, 10/15/2025		800,000	816,390
6.5%, 12/15/2026		790,000	860,705
			4,526,276
Information Technology 2.6%
Cardtronics, Inc., 144A, 5.5%, 5/1/2025		95,000	96,425
CDK Global, Inc., 144A, 5.25%, 5/15/2029		85,000	87,975
CDW LLC, 4.25%, 4/1/2028		90,000	91,809
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025		210,000	213,150
Fair Isaac Corp., 144A, 5.25%, 5/15/2026		130,000	138,775
Go Daddy Operating Co. LLC, 144A, 5.25%, 12/1/2027		165,000	173,456
IQVIA, Inc., 144A, 5.0%, 5/15/2027		220,000	230,450
MTS Systems Corp., 144A, 5.75%, 8/15/2027		32,000	33,280
Qorvo, Inc., 144A, 4.375%, 10/15/2029		55,000	55,378
Refinitiv U.S. Holdings, Inc., 144A, 8.25%, 11/15/2026		85,000	93,819
SS&C Technologies, Inc., 144A, 5.5%, 9/30/2027		85,000	88,827
TTM Technologies, Inc., 144A, 5.625%, 10/1/2025		155,000	155,000
			1,458,344
Materials 11.6%
AK Steel Corp., 7.5%, 7/15/2023		85,000	85,425
Ardagh Packaging Finance PLC, 144A, 6.0%, 2/15/2025		420,000	439,152
Axalta Coating Systems LLC, 144A, 4.875%, 8/15/2024		175,000	180,687
Berry Global, Inc.:
144A, 4.875%, 7/15/2026		105,000	108,533
5.5%, 5/15/2022		315,000	319,331
144A, 5.625%, 7/15/2027		15,000	15,525
Cascades, Inc., 144A, 5.5%, 7/15/2022		26,000	26,325
CF Industries, Inc., 5.15%, 3/15/2034		105,000	109,825
Chemours Co.:
5.375%, 5/15/2027		115,000	99,191
7.0%, 5/15/2025		60,000	56,550
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		110,000	105,325
Constellium SE:
144A, 4.625%, 5/15/2021	EUR	100,000	108,995
144A, 5.75%, 5/15/2024		250,000	256,875
144A, 6.625%, 3/1/2025		250,000	260,625
Element Solutions, Inc., 144A, 5.875%, 12/1/2025		85,000	88,816
First Quantum Minerals Ltd.:
144A, 6.5%, 3/1/2024		245,000	233,669
144A, 6.875%, 3/1/2026		200,000	190,500
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022		436,000	437,090
3.875%, 3/15/2023		200,000	201,500
5.0%, 9/1/2027		240,000	238,826
5.25%, 9/1/2029		280,000	279,125
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023		95,000	98,088
144A, 7.625%, 1/15/2025		220,000	223,025
Kaiser Aluminum Corp., 5.875%, 5/15/2024		145,000	150,961
LABL Escrow Issuer LLC, 144A, 6.75%, 7/15/2026		100,000	104,250
Mauser Packaging Solutions Holding Co.:
144A, 5.5%, 4/15/2024		175,000	179,804
144A, 7.25%, 4/15/2025		90,000	85,077
Mercer International, Inc.:
6.5%, 2/1/2024		110,000	112,750
144A, 7.375%, 1/15/2025 (d)		175,000	182,280
NOVA Chemicals Corp.:
144A, 4.875%, 6/1/2024		185,000	190,245
144A, 5.25%, 6/1/2027		140,000	145,719
Novelis Corp., 144A, 5.875%, 9/30/2026		230,000	241,201
Olin Corp., 5.625%, 8/1/2029		274,000	285,042
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		290,000	296,887
144A, 7.0%, 7/15/2024		35,000	36,269
Tronox Finance PLC, 144A, 5.75%, 10/1/2025		186,000	175,910
Tronox, Inc., 144A, 6.5%, 4/15/2026		122,000	116,205
United States Steel Corp., 6.25%, 3/15/2026		34,000	28,560
			6,494,163
Real Estate 3.6%
CyrusOne LP:
(REIT), 5.0%, 3/15/2024		200,000	207,000
(REIT), 5.375%, 3/15/2027		165,000	175,931
Iron Mountain, Inc.:
144A, (REIT), 4.875%, 9/15/2029		125,000	126,913
144A, (REIT), 5.25%, 3/15/2028		50,000	51,686
(REIT), 5.75%, 8/15/2024		320,000	323,200
(REIT), 6.0%, 8/15/2023		300,000	307,080
iStar, Inc., (REIT), 4.75%, 10/1/2024		170,000	172,989
MGM Growth Properties Operating Partnership LP, 144A, (REIT), 5.75%, 2/1/2027		310,000	348,068
MPT Operating Partnership LP:
(REIT), 4.625%, 8/1/2029		140,000	144,200
(REIT), 6.375%, 3/1/2024		170,000	178,209
Ryman Hospitality Properties, Inc., 144A, (REIT), 4.75%, 10/15/2027		5,000	5,144
			2,040,420
Utilities 4.9%
AES Corp., 4.875%, 5/15/2023		94,000	95,645
AmeriGas Partners LP:
5.5%, 5/20/2025		205,000	220,119
5.75%, 5/20/2027		110,000	118,525
Calpine Corp.:
144A, 5.25%, 6/1/2026		260,000	269,100
5.75%, 1/15/2025		45,000	45,787
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024		210,000	216,300
NRG Energy, Inc.:
144A, 5.25%, 6/15/2029		157,000	168,822
5.75%, 1/15/2028		200,000	215,000
7.25%, 5/15/2026		75,000	82,144
Talen Energy Supply LLC, 144A, 7.25%, 5/15/2027		140,000	142,282
Vistra Energy Corp., 5.875%, 6/1/2023		70,000	71,505
Vistra Operations Co. LLC:
144A, 5.0%, 7/31/2027		220,000	226,530
144A, 5.5%, 9/1/2026		315,000	329,553
144A, 5.625%, 2/15/2027		495,000	521,260
			2,722,572
Total Corporate Bonds (Cost $51,012,384)			52,558,003
Loan Participations and Assignments 0.6%
Senior Loans **
CenturyLink, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.794%, 1/31/2025 (Cost $360,457)		363,115	361,200
Convertible Bonds 0.1%
Communication Services
DISH Network Corp., 2.375%, 3/15/2024 (Cost $36,925)		35,000	30,755
		Shares	Value ($)
Common Stocks 0.0%
Industrials
Quad Graphics, Inc. (Cost $0)		287	3,016
Warrants 0.1%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (e) (Cost $244,285)		1,100	39,383
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.84% (f) (g) (Cost $359,800)		359,800	359,800
Cash Equivalents 7.1%
DWS Central Cash Management Government Fund, 1.96% (f) (Cost $3,958,136)		3,958,136	3,958,136
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $55,971,987)		102.3	57,310,293
Other Assets and Liabilities, Net		(2.3)	(1,313,826)
Net Assets		100.0	55,996,467

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2019	Value ($) at 9/30/2019
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.84% (f) (g)
1,464,490	—	1,104,690 (h)	—	—	5,690	—	359,800	359,800
Cash Equivalents 7.1%
DWS Central Cash Management Government Fund, 1.96% (f)
4,341,875	22,517,773	22,901,512	—	—	51,046	—	3,958,136	3,958,136
5,806,365	22,517,773	24,006,202	—	—	56,736	—	4,317,936	4,317,936

*	Non-income producing security.
**	Variable or floating rate security. These securities are shown at their current rate as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2019 amounted to $340,598, which is 0.6% of net assets.
(c)	Perpetual, callable security with no stated maturity date.
(d)	When-issued, delayed delivery or forward commitment securities included.
(e)	Investment was valued using significant unobservable inputs.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
As of September 30, 2019, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	591,939	USD	650,428	10/31/2019	3,639	Citigroup, Inc.
EUR	101,011	USD	110,398	10/31/2019	28	BNP Paribas SA
Total unrealized appreciation					3,667

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$52,558,003	$—	$52,558,003
Loan Participations and Assignments	—	361,200	—	361,200
Convertible Bonds	—	30,755	—	30,755
Common Stocks	3,016	—	—	3,016
Warrants	—	—	39,383	39,383
Short-Term Investments (i)	4,317,936	—	—	4,317,936
Derivatives (j)
Forward Foreign Currency Contracts	—	3,667	—	3,667
Total	$4,320,952	$52,953,625	$39,383	$57,313,960

(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Convertible Bond	Common Stocks	Warrants	Total
Balance as of December 31, 2018	$1,710,710	$116,277	$27,119	$1,854,106
Realized gain (loss)	—	(30,916)	—	(30,916)
Change in unrealized appreciation (depreciation)	(135,355)	386,696	12,264	263,605
Amortization premium/discount	174	—	—	174
Purchases/PIK	110,092	1,781,183	—	1,891,275
(Sales)	(1,685,621)	(2,253,240)	—	(3,938,861)
Balance as of September 30, 2019	$—	$—	$39,383	$39,383
Net change in unrealized appreciation (depreciation) from investments still held at September 30, 2019	$—	$—	$12,264	$12,264

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ 3,667